Revised Financial Statements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net cash provided (used) by:
Operating activities	$ 226,727	$ 187,659	$ 198,594
Investing activities	(229,561)	63,281	(218,983)
As Previously Reported
Net cash provided (used) by:
Operating activities	225,846	188,255	198,879
Investing activities	(228,680)	62,685	(219,268)
Revision
Net cash provided (used) by:
Operating activities	881	(596)	(285)
Investing activities	$ (881)	$ 596	$ 285